Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0000017313
Registrant Name	Capital Southwest Corporation
Registration File Number	333-282873
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES